RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Power purchase and revenue agreements	$ 21	$ 103	$ 286
Direct operating costs
Other services	(1)	(8)	(4)
Insurance services	0	(26)	(24)
Total related party direct operating costs	(1)	(34)	(28)
Interest expense
Borrowings	0	(2)	(2)
Contract balance accretion	(20)	(21)	(13)
Interest expense	(20)	(23)	(15)
Other related party services	(5)	(4)	0
Management service costs	(243)	(288)	(235)
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 0	$ 0